Goodwill and Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets (Textual) [Abstract]
Goodwill impairment charge	$ 0	$ 0	$ 89,706
Intangible assets, net	3,262	6,947
Amortization expense	$ 3,685	$ 3,685	$ 3,685